UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-6440

Fidelity Aberdeen Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	February 28

Date of reporting period:	November 30, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Four-in-One Index Fund

November 30, 2016

IDV-QTLY-0117
1.810685.112

Investments November 30, 2016 (Unaudited)

Showing Percentage of Net Assets

Equity Funds - 85.0%
	Shares	Value
Domestic Equity Funds - 60.0%
Fidelity 500 Index Fund Institutional Premium Class (a)	27,590,395	$2,142,118,280
Fidelity Extended Market Index Fund Institutional Premium Class (a)	9,463,862	536,600,974

TOTAL DOMESTIC EQUITY FUNDS		2,678,719,254

International Equity Funds - 25.0%
Fidelity International Index Fund Institutional Premium Class (a)	31,548,911	1,115,254,004
TOTAL EQUITY FUNDS
(Cost $2,680,402,640)		3,793,973,258

Fixed-Income Funds - 15.0%
Investment Grade Fixed-Income Funds - 15.0%
Fidelity U.S. Bond Index Fund Institutional Premium Class (a)
(Cost $659,284,489)	58,287,285	670,303,777
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $3,339,687,129)		4,464,277,035
NET OTHER ASSETS (LIABILITIES) - 0.0%		55,914
NET ASSETS - 100%		$4,464,332,949

Legend

 (a) Affiliated Fund

Affiliated Underlying Funds

Information regarding the Fund's fiscal year to date purchases and sales of the affiliated Underlying Funds and income earned by the Fund from investments in affiliated Underlying Funds is as follows:

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
Fidelity 500 Index Fund Institutional Premium Class	$--	$54,389,435	$99,526,732	$21,169,900	$2,142,118,280
Fidelity 500 Index Fund Investor Class	1,927,439,476	41,170,528	49,557,441	9,819,075	--
Fidelity Extended Market Index Fund Institutional Premium Class	--	12,336,011	55,559,067	--	536,600,974
Fidelity Extended Market Index Fund Investor Class	483,010,980	7,713,883	21,053,357	982,928	--
Fidelity International Index Fund Institutional Premium Class	--	85,504,752	47,257,564	--	1,115,254,004
Fidelity International Index Fund Investor Class	1,011,943,320	25,223,913	39,508,437	1,530,044	--
Fidelity U.S. Bond Index Fund Institutional Premium Class	--	69,064,894	34,159,839	6,921,331	670,303,777
Fidelity U.S. Bond Index Fund Investor Class	611,983,475	43,072,805	8,583,284	4,540,596	--
Total	$4,034,377,251	$338,476,221	$355,205,721	$44,963,874	$4,464,277,035

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs is provided later in this section.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At November 30, 2016, the cost of investment securities for income tax purposes was $3,367,127,138. Net unrealized appreciation aggregated $1,097,149,897, of which $1,136,002,057 related to appreciated investment securities and $38,852,160 related to depreciated investment securities.

During the period, certain Underlying Funds incurred name changes. These changes may involve one or more of the following, as applicable: replacing “Spartan” with “Fidelity,” renaming the “Fidelity Advantage Institutional Class” to the “Institutional Premium Class.” The names of the Underlying Funds are those in effect at period end.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Aberdeen Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Aberdeen Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	January 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	January 27, 2017